Financial instruments, Credit risk (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Financial assets [Abstract]
Cash and cash equivalents	R$ 27,588	R$ 84,687	R$ 29,536	R$ 31,083
Marketable securities	42	42
Trade accounts receivable	799,267	778,106
Receivables from related parties	15,822	14,518
Credit Risk [Member]
Financial assets [Abstract]
Cash and cash equivalents	27,588	84,687
Marketable securities	42	42
Trade accounts receivable	799,267	778,106
Receivables from related parties	15,822	14,518
Credit Risk [Member] | Largest Debtor [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 185,788	R$ 162,623
Trade account receivable segregated by counterparty and per risk concentration [Abstract]
Percentage of revenue	23.00%	21.00%
Credit Risk [Member] | 10 Largest Debtors [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 547,766	R$ 533,335
Trade account receivable segregated by counterparty and per risk concentration [Abstract]
Percentage of revenue	69.00%	69.00%
Credit Risk [Member] | 20 Largest Debtors [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 658,537	R$ 627,036
Trade account receivable segregated by counterparty and per risk concentration [Abstract]
Percentage of revenue	82.00%	81.00%
Credit Risk [Member] | 50 Largest Debtors [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 758,834	R$ 704,481
Trade account receivable segregated by counterparty and per risk concentration [Abstract]
Percentage of revenue	95.00%	91.00%
Credit Risk [Member] | Public [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 663,728	R$ 658,057
Credit Risk [Member] | Private [Member]
Financial assets [Abstract]
Trade accounts receivable	R$ 135,539	R$ 120,049